Income Taxes - Summary of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S.	$ (104,838)	$ (101,146)	$ (119,221)
Foreign	25,803	25,278	21,447
Loss before income taxes	$ (79,035)	$ (75,868)	$ (97,774)